Note 4 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(
3
)     Fair Value Measurement

The fair value of financial instruments reflects the amounts that the Company estimates to receive in connection with the sale of an asset or paid in connection with the transfer of a liability in an orderly transaction between market participants at the measurement date (exit price). The Company follows a fair value hierarchy that prioritizes the use of inputs used in valuation techniques into the following three
 levels:

Level
1
– quoted prices in active markets for identical assets and liabilities

Level
2
– observable inputs other than quoted prices in active markets for identical assets and liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level
3
– unobservable inputs that are supported by little or
no
market activity and that are significant to the fair value of the assets or liabilities.

The following table sets forth the fair value of its financial assets measured on a recurring basis as of
September 30, 2019
and
December 31, 2018
and indicates the fair value hierarchy utilized to determine such fair value (in thousands):

	As of September 30, 2019

	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$8,910	$—	$—	$8,910

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$5,358	$—	$—	$5,358

(4)	Fair Value Measurements

The fair value of financial instruments reflects the amounts that the Company estimates to receive in connection with the sale of an asset or paid in connection with the transfer of a liability in an orderly transaction between market participants at the measurement date (exit price). The Company follows a fair value hierarchy that prioritizes the use of inputs used in valuation techniques into the following three
 levels:

Level
1
– quoted prices in active markets for identical assets and liabilities

Level
2
– observable inputs other than quoted prices in active markets for identical assets and liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level
3
– unobservable inputs that are supported by little or
no
market activity and that are significant to the fair value of the assets or liabilities.

The following table sets forth the fair value of our financial assets measured on a recurring basis as of
December 31, 2018
and
2017
and indicates the fair value hierarchy utilized to determine such fair value (in thousands).

	As of December 31, 2018

	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$5,358	$—	$—	$5,358

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$12,689	$—	$—	$12,689